000 B000000 12/31/97
000 C000000 0000855396
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT SERIES FUND, INC.
001 B000000 811-5876
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
007 C010100  1
007 C020100 GROWTH & INCOME PORTFOLIO
007 C030100 N
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
011 A00AA01 LORD ABBETT DISTRIBUTOR LLC
011 B00AA01 8-216
011 C01AA01 NEW YORK
011 C02AA01 NY
011 C03AA01 10153
011 C04AA01 0101
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   33
019 C00AA00 LORDABBETT
020 A000001 SMITH BARNEY, HARRIS UPHAN & CO., INC.
020 B000001 13-1912900
020 C000001     62
020 A000002 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
020 B000002 13-5674085
020 C000002     61
020 A000003 EDWARD D. JONES & CO.
020 B000003 43-0345811
020 C000003     54
020 A000004 PAINE WEBBER INC.
020 B000004 13-2638166
020 C000004     18
020 A000005 PRUDENTIAL SECURITIES, INC.
020 B000005 22-2347336
020 C000005     33
020 A000006 GOLDMAN, SACKS & CO.
020 B000006 13-5108880
020 C000006     25
020 A000007 LEHMAN BROTHERS INC.
020 B000007 13-2518466
020 C000007     18
020 A000008 JP MORGAN SECURITIES
020 B000008 13-3224016
020 C000008     18
020 A000009 DONALDSON, LUFKIN & JENRETTE SECURITIES
020 B000009 13-2741729
020 C000009     17
020 A000010 SANFORD C. BERSTEIN & CO., INC.
020 B000010 13-2625874
020 C000010     13
021  000000      575
022 A000001 FORD MOTOR CREDIT CO.
022 B000001 38-1612444
022 C000001    663500
022 D000001    668700
022 A000002 GENERAL ELECTRIC CO.
022 B000002 13-5100700
022 C000002    508850
022 D000002    519850
022 A000003 AMERICAN EXPRESS CREDIT CO.
022 B000003 11-1988350
022 C000003    330650
022 D000003    319650
022 A000004 PRUDENTIAL FUNDING CORP.
022 B000004 22-2231168
022 C000004    295698
022 D000004    295698
022 A000005 MORGAN STANLEY & CO., INC.
022 B000005 13-2655998
022 C000005      1100
022 D000005      1100
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000    1799797
023 D000000    1804997
062 A00AA00 N
062 B00AA00   0.0
062 C00AA00   0.0
062 D00AA00   0.0
062 E00AA00   0.0
062 F00AA00   0.0
062 G00AA00   0.0
062 H00AA00   0.0
062 I00AA00   0.0
062 J00AA00   0.0
062 K00AA00   0.0
062 L00AA00   0.0
062 M00AA00   0.0
062 N00AA00   0.0
062 O00AA00   0.0
062 P00AA00   0.0
062 Q00AA00   0.0
062 R00AA00   0.0
077 A000000 Y
077 B000000 Y
080 A00AA00 ICI MUTUAL INSURANCE CO.
080 C00AA00    15000
081 A00AA00 Y
081 B00AA00  32
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
008 A000101 LORD, ABBETT & CO.
008 B000101 A
008 C000101 801-6997
008 D010101 NEW YORK
008 D020101 NY
008 D030101 10153
008 D040101 0101
028 A010100     10920
028 A020100         0
028 A030100         0
028 A040100       433
028 B010100     11895
028 B020100         0
028 B030100         0
028 B040100       154
028 C010100     12787
028 C020100         0
028 C030100         0
028 C040100       279
028 D010100     14465
028 D020100         0
028 D030100         0
028 D040100       552
028 E010100     12740
028 E020100         0
028 E030100         0
028 E040100       271
028 F010100     17216
028 F020100     39978
028 F030100         0
028 F040100       490
028 G010100     80023
028 G020100     39978
028 G030100         0
028 G040100      2179
028 H000100         0
071 A000100    296486
071 B000100    165741
071 C000100    384623
071 D000100   43
072 A000100 12
072 B000100     1636
072 C000100     8615
072 D000100        0
072 E000100        0
072 F000100     2020
072 G000100        0
072 H000100        0
072 I000100        0
072 J000100        0
072 K000100        0
072 L000100        0
072 M000100        4
072 N000100        0
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       19
072 S000100       14
072 T000100        0
072 U000100        0
072 V000100        0
072 W000100       28
072 X000100     2085
072 Y000100        0
072 Z000100     8166
072AA000100    36487
072BB000100     4976
072CC010100    43838
072CC020100        0
072DD010100     8188
072DD020100        0
072EE000100    31790
073 A010100   0.3400
073 A020100   0.0000
073 B000100   1.3200
073 C000100   0.0000
074 A000100      644
074 B000100        0
074 C000100    21100
074 D000100        0
074 E000100    14303
074 F000100   478361
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100        0
074 K000100        0
074 L000100     1030
074 M000100        0
074 N000100   515438
074 O000100     2770
074 P000100        0
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      231
074 S000100        0
074 T000100   512437
074 U010100    26265
074 U020100        0
074 V010100    19.51
074 V020100     0.00
074 W000100   0.0000
074 X000100        3
074 Y000100        0
075 A000100        0
075 B000100   404498
076  000100     0.00
028 A010200         0
028 A020200         0
028 A030200         0
028 A040200         0
028 B010200         0
028 B020200         0
028 B030200         0
028 B040200         0
028 C010200         0
028 C020200         0
028 C030200         0
028 C040200         0
028 D010200         0
028 D020200         0
028 D030200         0
028 D040200         0
028 E010200         0
028 E020200         0
028 E030200         0
028 E040200         0
028 F010200         0
028 F020200         0
028 F030200         0
028 F040200         0
028 G010200         0
028 G020200         0
028 G030200         0
028 G040200         0
028 H000200         0
072 I000200        0
072 J000200        0
072 K000200        0
072 L000200        0
072 M000200        0
072 N000200        0
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200        0
072 S000200        0
072 T000200        0
072 U000200        0
072 V000200        0
072 W000200        0
072 X000200        0
SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

Board of Directors
  Lord Abbett Series Fund, Inc.:

     In planning and performing our audit of the financial statements of Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (the Fund) for the year ended December 31, 1997 (on which we have issued our report dated January 28, 1998), we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, and not to provide assurance on the Fund's internal control.

     The management of the Fund is responsible for establishing and maintaining an internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

     Because of inherent limitations in any internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

     Our consideration of the Fund's internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control components does not reduce to a relatively low level the risk that errors or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the Fund's internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1997.

     This report is intended solely for the information and use of management, the Board of Directors of Lord Abbett Series Fund, Inc. and the Securities and Exchange Commission.




January 28, 1998